FAIR VALUE MEASUREMENT (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Assets
Listed equity securities (Note 7)	¥ 11,422		¥ 9,990
Available-for-sale debt investments (Note 7)	¥ 941		2,095
Liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Measured on recurring basis
Assets
Financial products (Note 2, 7)	¥ 20,174	$ 2,764	9,658
Derivative instruments (Note 2)	204	28	161
Listed equity securities (Note 7)	11,422	1,565	9,990
Available-for-sale debt investments (Note 7)	941	129	2,095
Total Assets	32,741	4,486	21,904
Liabilities
Exchangeable senior notes (Note 12)	3,906	535	3,696
Derivative instruments (Note 2)	5	1	61
Total Liabilities	3,911	$ 536	3,757
Measured on recurring basis | Quoted prices in active market for identical assets (Level 1)
Assets
Listed equity securities (Note 7)	11,422		9,990
Total Assets	11,422		9,990
Measured on recurring basis | Significant other observable inputs (Level 2)
Assets
Financial products (Note 2, 7)	20,174		9,658
Derivative instruments (Note 2)	171		101
Total Assets	20,345		9,759
Liabilities
Exchangeable senior notes (Note 12)	3,906		3,696
Derivative instruments (Note 2)	5		61
Total Liabilities	3,911		3,757
Measured on recurring basis | Unobservable inputs (Level 3)
Assets
Derivative instruments (Note 2)	33		60
Available-for-sale debt investments (Note 7)	941		2,095
Total Assets	¥ 974		¥ 2,155